Note 2 - Summary of Significant Accounting Policies (Details Textual)	Dec. 31, 2025	Dec. 31, 2024
EBP 41-0268370 003 [Member]
EBP, Risk and Uncertainty, Concentration of Investment at Fair Value to Net Assets, Percentage	4.00%	5.00%